SHARE CAPITAL- Classes of Share Capital (Details) ¥ in Thousands, $ in Thousands	2 Months Ended			12 Months Ended
	Feb. 28, 2019 USD ($) shares	Feb. 28, 2019 CNY (¥) shares		Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares		Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares authorised				51,000,000			51,000,000
Issued capital	$ 45,000	¥ 306	[1]	$ 45,000	¥ 306	[1]		¥ 206
Issuance of new shares | ¥					67			97
Warrants exercised into shares | ¥					1,716
Equity compensation | ¥					5			3
Issued capital				58,000	¥ 397	[2]	$ 45,000	¥ 306	[1]
Value of Shares authorised | $				$ 400			$ 400
Balance	5,678,703	5,678,703		5,678,703	5,678,703		3,851,485	3,851,485
Issuance of new shares (in shares)				1,200,000			1,770,299
Warrants exercised into shares (in shares)	333,420	333,420
Equity compensation (in shares)				94,862	94,862		56,919	56,919
Ending Balance (in shares)				7,306,985	7,306,985		5,678,703	5,678,703
Share capital [member]
Disclosure Of SHARE CAPITAL [Line Items]
Warrants exercised into shares | ¥					¥ 19			¥ 0
Warrants exercised into shares (in shares)				333,420	333,420		0	0

[1]	(1) Equivalent to US$45,000
[2]	(2) Equivalent to US$58,000